Capitalized Software Costs and Intellectual Property: Schedule of Capitalized Software Costs (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Details
Capitalized software costs	$ 2,182,640	$ 1,440,278
(Less) Accumulated amortization (software)	582,017	199,646
Total capitalized software costs	1,600,623	1,240,632
License agreements	69,808	232,693
Accumulated impairment loss	(69,808)
(Less) Accumulated depreciation (licenses)		(116,347)
Total licenses		116,346
Total intellectual property, net	$ 1,600,623	$ 1,356,978